Condensed Financial Information of Registrant (Parent Company Only) (Tables) - Reportable Legal Entities - Parent Company	12 Months Ended
Dec. 31, 2019
Condensed Balance Sheets

Ping Identity Holding Corp.
(Parent Company Only)
Condensed Balance Sheets
(In thousands, except share amounts)
	December 31,
	2019	2018
Assets
Current assets:
Cash and cash equivalents	$—	$—
Total current assets	—	—
Noncurrent assets:
Investment in subsidiaries	710,471	509,105
Total noncurrent assets	710,471	509,105
Total assets	$710,471	$509,105
Liabilities and stockholders' equity
Current liabilities:
Current liabilities	$—	$—
Total current liabilities	—	—
Noncurrent liabilities:
Liabilities, noncurrent	—	—
Total noncurrent liabilities	—	—
Total liabilities	—	—
Commitments and contingencies
Stockholders' equity:
Preferred stock; $0.001 par value; 50,000,000 and 34,000,000 shares authorized at December 31, 2019 and December 31, 2018, respectively; no shares issued or outstanding at December 31, 2019 or December 31, 2018	—	—
Common stock; $0.001 par value; 500,000,000 and 85,000,000 shares authorized at December 31, 2019 and December 31, 2018, respectively; 79,632,500 and 65,000,816 shares issued and outstanding at December 31, 2019 and December 31, 2018, respectively	80	65
Additional paid-in capital	718,446	515,979
Accumulated other comprehensive loss	(399)	(787)
Accumulated deficit	(7,656)	(6,152)
Total stockholders' equity	710,471	509,105
Total liabilities and stockholders' equity	$710,471	$509,105

Condensed Statements of Operations

Ping Identity Holding Corp.
(Parent Company Only)
Condensed Statements of Operations
(In thousands)
	Year Ended December 31,
	2019	2018	2017
Revenue	$—	$—	$—
Operating expenses	—	—	—
Income from operations	—	—	—
Other income (expense), net	—	—	—
Income before income taxes and equity in net income of subsidiaries	—	—	—
Benefit for income taxes	—	—	—
Equity in net income (loss) of subsidiaries	(1,504)	(13,446)	18,961
Net income (loss)	$(1,504)	$(13,446)	$18,961

Condensed Statements of Comprehensive Income (Loss)

Ping Identity Holding Corp.
(Parent Company Only)
Condensed Statements of Comprehensive Income (Loss)
(In thousands)
	Year Ended December 31,
	2019	2018	2017
Net income (loss)	$(1,504)	$(13,446)	$18,961
Other comprehensive income (loss), net of tax:
Subsidiaries' other comprehensive income (loss)	388	(901)	333
Total other comprehensive income (loss)	388	(901)	333
Comprehensive income (loss)	$(1,116)	$(14,347)	$19,294